UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 12b-25
NOTIFICATION OF LATE FILING
SEC File Number: 01-10999
CUSIP Number: 20461S108

☐ Form 10-K ☐ Form 20-F ☐ Form 11-K ☒ Form 10-Q ☐ Form 10-D
☐ Form N-SAR ☐ Form N-CSR
For Period Ended: September 30, 2006
☐ Transition Report on Form 10-K
☐ Transition Report on Form 20-F
☐ Transition Report on Form 11-K
☐ Transition Report on Form 10-Q
☐ Transition Report on Form N-SAR
For the Transaction Period Ended: _________________________

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:____________________________________

PART I -- REGISTRANT INFORMATION
Composite Technology Corporation
(Full Name of Registrant)

(Former Name if Applicable)

2026 McGaw Avenue
(Address of Principal Executive Office (Street and Number)

Irvine, CA 92614
(City, State and Zip Code)

PART II -- RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate).

(a) The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense.

☒ (b) The subject annual report, semi-annual report, transition report on Form 10-K. Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

(c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III -- NARRATIVE

State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

As of the date of this filing, the Company is in the latter stages of finalizing its financial statements and required disclosures for inclusion in its Form 10-Q for the quarter ended December 31, 2006. Based on the amount of work remaining to be completed, the Company does not expect to be able to complete such financial statements and disclosures within the 40 day period specified for filing its Form 10-Q without unreasonable effort or expense. As a result, the Company is seeking the extension provided by filing this Form 12b-25 in order to allow the Company to complete its final statements and disclosures. The Company expects that it will be able to complete the remaining work described above in time for the Company to file its Form 10-Q for the quarter ended December 31, 2006 prior to the reporting deadline provided by such extension.

PART IV -- OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification:

James Carswell	949	428-8500
(Name)	(Area Code)	(Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s). Yes ☒  No ☐

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? Yes ☒  No ☐

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

For the quarter ended December 31, 2006, CTC reported consolidated revenues of $13,032,728, an increase of $12,459,836 from $572,892 in the comparable period in 2005. Revenue for the 2006 quarter consisted of $1,643,908 in cable revenue and $11,388,820 for the DeWind wind segment. Cable revenue increased $1,621,016 from $22,892 in 2005 and consulting revenue decreased to $0 from $550,000 in 2005. There was no comparable DeWind revenue for 2005 since we acquired this entity in July, 2006. Cable revenues in 2006 consisted primarily of ACCC conductor sales to China for $1.5 million. Cable revenues in 2005 consisted of a small trial order in the United States. DeWind revenues consisted of $4.8 million of turbine service revenue and $6.6 million of turbine sales representing 4 turbines with 6.5 Megawatts of combined generation.

The net loss for the December 31, 2006 quarter was $6,949,324 or $0.04 per basic and fully diluted share, compared to a net loss of $7,234,902 , or $0.06 per basic and fully diluted share in the 2005 quarter. The net loss decrease of $0.3 million is due to: an increase in Gross Margin of $1.0 million from 2005 to 2006, offset by an increase in Operating Expenses of $3.7 million from 2005 to 2006 and a decrease in Other Expenses of $3.0 million from 2005 to 2006. The Gross Margin increase is due to margin contribution from the acquired DeWind wind segment and higher cable revenues. Our operating expenses increase was due to an increase of $4.6 million of the DeWind operating expenses including $300,000 in amortization of acquired intangibles, offset by a decrease in the Cable and corporate operating expenses of $0.9 million. The Cable and Corporate decrease was primarily due to lower litigation and bankruptcy related legal expenses and lower R&D consulting costs. Our other expenses decrease of $3.0 million was due primarily to the net effect of non-recurring non-cash charges. In 2005, we recorded expenses of $2.6 million for bankruptcy accounting-driven adjustments to debt carrying value and $0.4 million for warrant modification expenses due to warrant price resets related to the October, 2005 Debtor-in-Possession financing.

Composite Technology Corporation

(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 12, 2007	By:	/s/ BENTON H WILCOXON
Benton H Wilcoxon,
Chief Executive Officer